CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings - Substantially Restricted [Member]	Accumulated Other Comprehensive Gain (loss) [Member]	Unallocated ESOP Shares [Member]	Total
Balance at Jun. 30, 2016	$ 38	$ 21,485	$ (26,905)	$ 40,189	$ (238)	$ (1,484)	$ 33,085
Net Income				1,637			1,637
Other comprehensive income (loss)					50		50
Purchase of treasury stock			(359)				(359)
Increase in unallocated ESOP shares						(1,109)	(1,109)
Amortization of unallocated ESOP shares						221	221
Cash dividends declared				(482)			(482)
Balance at Jun. 30, 2017	38	21,485	(27,264)	41,344	(188)	(2,372)	33,043
Reclassification due to change in federal income tax rate				15	(15)
Net Income				2,125			2,125
Other comprehensive income (loss)					15		15
Purchase of treasury stock			(622)				(622)
Increase in unallocated ESOP shares						(32)	(32)
Amortization of unallocated ESOP shares		31				146	177
Cash dividends declared				(689)			(689)
Balance at Jun. 30, 2018	38	21,516	(27,886)	42,795	(188)	(2,258)	34,017
Net Income				2,795			2,795
Other comprehensive income (loss)					203		203
Purchase of treasury stock			(383)				(383)
Amortization of unallocated ESOP shares		34				166	200
Cash dividends declared				(783)			(783)
Balance at Jun. 30, 2019	$ 38	$ 21,550	$ (28,269)	$ 44,807	$ 15	$ (2,092)	$ 36,049